Convertible Debentures - Windsor Private Capital (Details) - CAD ($)	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about borrowings [line items]
Warrants exercise price	$ 5.61	$ 2.58	$ 2.60
Outstanding debt	$ 12,644,000	$ 12,257,000
Derivative liability	12,740,000	15,497,000	$ 10,724,000
Equity component	$ 717,000	$ 717,000
Expected term
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input	2